Employee Benefit Plans	12 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Employee benefit plans
Employee Benefit Plans
Defined Benefit Plans
The Company maintains multiple employee benefit plans.
Certain of the Company’s employees in the UK were participants in a Siemen’s defined benefit plan established for employees of a UK-based operation acquired by Siemens in 2004. The plan was frozen with respect to future service credits for active employees, however the benefit formula recognized future compensation increases. The Company agreed to establish a replacement defined benefit plan, with the assets of the Siemens scheme transferring to the new scheme on April 1, 2015.
The Company’s employees in Germany also participate in a defined benefit plan. Assets equaling the plan’s accumulated benefit obligation were transferred to a German defined benefit plan sponsored by the Company upon the acquisition of EWT from Siemens. The German entity also sponsors a defined benefit plan for a small group of employees located in France.
The changes in projected benefit obligations, plan assets and the funded status of the UK and German defined benefit plans as of and for the years ended September 30, 2018 and 2017, respectively, are as follows:

	2018	2017
Change in projected benefit obligation
Projected benefit obligation at prior year measurement date	$34,803	$36,944
Service cost	933	1,137
Interest cost	466	606
Actuarial (gains) losses	76	(5,486)
Benefits paid from company assets	(294)	(127)
Foreign currency exchange impact	(443)	1,729
Projected benefit obligation at measurement date	35,541	34,803
Change in plan assets
Fair value of assets at prior year measurement date	25,055	24,186
Actual return on plan assets	145	(368)
Benefits paid	(271)	(25)
Employer contribution	211	225
Foreign currency exchange impact	(557)	1,037
Fair value of assets at measurement date	24,583	25,055
Funded status and amount recognized in assets and liabilities	$(10,958)	$(9,748)
Amount recognized in assets and liabilities
Other non‑current assets	$2,558	$1,618
Other non‑current liabilities	$(13,516)	$(11,366)
Amount recognized in accumulated other comprehensive loss, before taxes
Actuarial loss	$5,607	$5,373

The following table provides summary information for the German plan where the projected benefit obligation and accumulated benefit obligation are in excess of plan assets:

	September 30, 2018	September 30, 2017
Projected benefit obligation	$27,181	$25,061
Accumulated benefit obligation	$24,864	$22,607
Fair value of plan assets	$13,665	$13,695

The weighted average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for the year indicated as well as net periodic pension cost for the following year. The discount rate is based on settling the obligation with high grade, high yield corporate bonds, and the rate of compensation increase is based upon actual experience. The expected return on assets is based on historical performance as well as expected future rates of return on plan assets considering the current investment portfolio mix and the long‑term investment strategy.

	2018	2017
Discount rate	1.90% - 2.97%	2.00% ‑ 2.95%
Expected long‑term rate of return on plan assets	.90% - 3.12%	.90% ‑ 3.15%
Salary scale	2.25% - 4.58%	2.25% ‑ 4.90%
Pension increases	1.00% - 3.46%	1.00% ‑ 3.30%

The Plan trustees for the UK and German pension plans have established investment policies and strategies. In 2016, the UK Pension Committee established and implemented a liability driven investment approach to take advantage of, and seeking to protect, its well‑funded status. The current German investment strategy is to maintain cash reserves.
Through a trust arrangement, the German plan assets are held in cash at a German bank.
The actual overall asset allocation for the UK pension plan as compared to the investment policy goals as of September 30, 2018 was as follows by asset category:

	2018 Actual	2018 Target
Equity	51.3%	23.5%
Index‑linked gilts	29.0%	76.5%
Cash	19.7%	—%

Pension expense for the German and UK plans were as follows:

	Year Ended September 30,
	2018	2017	2016
Service cost	$933	$1,137	$829
Interest cost	742	606	728
Expected return on plan assets	(470)	(476)	(481)
Amortization of actuarial losses	299	797	128
Pension expense for defined benefit plans	$1,504	$2,064	$1,204

Benefits expected to be paid to participants of the plans are as follows:

2019	$171
2020	263
2021	346
2022	613
2023	595
Five years thereafter	4,538
Total	$6,526

Defined Contribution Plans
The Company maintains a defined contribution 401(k) plan, which covers all U.S.-based employees who meet minimum age and length of service requirements. Plan participants can elect to defer pre-tax compensation through payroll deductions. These deferrals are regulated under Section 401(k) of the Internal Revenue Code. The Company matches 100% of eligible participants’ deferrals that do not exceed 6% of their pay (subject to limitations imposed by the Internal Revenue Code). The Company’s matching contributions were $12,955, $13,026 and $12,382 for the years ended September 30, 2018, 2017 and 2016, respectively.
The majority of the UK employees participated in a defined contribution plan maintained by the Company. For the years ended September 30, 2018, 2017 and 2016, contributions made to the Company’s plan were $707, $739 and $821, respectively.
Deferred Compensation
    On April 1, 2014, the Company adopted a non-qualified deferred compensation plan for certain highly compensated employees. The Plan matches on a dollar-for-dollar basis, up to the first 6% of a participants’ pay. The Company’s obligation under the plan represents an unsecured promise to pay benefits in the future. In the event of bankruptcy or insolvency of the Company, assets of the plan would be available to satisfy the claims of general creditors. To increase the security of the participants’ deferred compensation plan benefits, the Company has established and funded a grantor trust (known as a rabbi trust). The rabbi trust is specifically designed so that assets are available to pay plan benefits to participants in the event the Company is unwilling or unable to pay the plan benefits for any reason other than bankruptcy or insolvency. As a result, the Company is prevented from withdrawing or accessing assets for corporate needs. Plan participants choose to receive a return on their account balances equal to the return on the various investment options. The rabbi trust assets are primarily invested in mutual funds and insurance contracts of which the rabbi trust is the owner and beneficiary.

Health Benefit Plan
The Company maintains a qualified employee health benefit plan in the U.S. and is self‑funded by the Company with respect to claims up to a certain amount. The plan requires contributions from eligible employees and their dependents.